UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23362

Thrivent Church Loan and Income Fund
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3265
(Address of principal executive offices) (Zip code)

John D. Jackson
Assistant Secretary
Thrivent Church Loan and Income Fund
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3265
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: March 31
Date of reporting period: March 31, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that George W. Morriss and Jerry T. Golden, independent trustees, are the Audit Committee Financial Experts.

Item 4. Principal Accountant Fees and Services

(a)  Audit Fees

The aggregate fees billed by registrant’s independent public accountants, Cohen & Company, Ltd. (“Cohen”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $55,000 for the year ended March 31, 2019 and $75,000 for the year ended March 31, 2020.

(b)

Audit-Related Fees

The aggregate fees Cohen billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended March 31, 2019 and $0 for the year ended March 31, 2020.  The aggregate fees Cohen billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended March 31, 2019 and $0 for the year ended March 31, 2020.

(c)

Tax Fees

The aggregate tax fees Cohen billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $4,500 for the year ended March 31, 2019 and $6,000 for the year ended March 31, 2020.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees Cohen billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended March 31, 2019 and $0 for the year ended March 31, 2020.

(d)

All Other Fees

The aggregate fees Cohen billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended March 31, 2019 and March 31, 2020.  The aggregate fees Cohen billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the year ended March 31, 2019 and $0 for the year ended March 31, 2020.  These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that Cohen billed to registrant.

(f)  Less than 50% of the hours billed by Cohen for auditing services to registrant for the fiscal year ended March 31, 2020 were for work performed by persons other than full-time permanent employees of Cohen.

(g)  The aggregate non-audit fees billed by Cohen to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending March 31, 2019 and March 31, 2020 were $0 and $0 respectively.  These figures are also reported in response to item 4(d) above.

(h)  Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise Cohen’s independence.

Item 5. Audit Committee of Listed Registrants

            Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under
Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
            Companies

Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”) is the registrant’s investment adviser. A copy of Thrivent Asset Mgt.’s Proxy Voting Policies and Procedures Summary is attached to this filing as an exhibit and incorporated herein by reference.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1)   The following information about the portfolio managers of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”) is provided as of May 29, 2020.
Frederick P. Johnson has served as Portfolio Manager of the Church Loan and Income Fund since 2018. Mr. Johnson also serves as  Senior Portfolio Manager of Thrivent Financial’s church loan portfolio and has served as the Director of the Thrivent Church Financing department since 2004. Mr. Johnson has been an employee of Thrivent Financial for 33 years, holding leadership roles in the mutual fund transfer agent/broker dealer from 1987 to 1994 and serving as Vice President of Investment Operations from 1995 to 2004.
Meg G. Spangler has served as the Associate Portfolio Manager of the Church Loan and Income Fund since 2018. Ms. Spangler  has also served as Associate Portfolio Manager for Thrivent Financial’s church loan portfolio  since 2004. She also recently served as Director of Thrivent’s Commercial Loan Servicing department, managing the ongoing servicing needs of over 2,500 loans. Ms. Spangler has actively worked with all aspects of church and commercial lending including underwriting,  loan closing,  and servicing.
Gregory R. Anderson  has served as Portfolio Manager of the Church Loan and Income Fund since 2018.  Mr. Anderson is the Vice President of Fixed Income Securities for Thrivent Financial and recently served as  Senior Portfolio Manager of Thrivent Financial’s mortgage-backed securities (MBS) portfolio. He is also co-portfolio manager of certain Thrivent fixed income mutual funds. Mr. Anderson joined Thrivent Financial in 1997 and has held a variety of positions, including corporate bond investment analyst and securitized assets portfolio manager.

(a)(2)   The following table provides information relating to other accounts managed by the Portfolio Managers as of March 31, 2020. None of the Portfolio Managers of the registrant manage assets in pooled investment vehicles other than the registered investment companies noted below.

	Other Registered Investment Companies		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Frederick P. Johnson	0	$0	1	$1,196,970,569
Meg G. Spangler	0	$0	1	$922,154,640
Gregory R. Anderson	10	$4,899,288,958	3	$7,680,524,390

Portfolio managers at the investment adviser (“Thrivent Asset Mgt.”) of the registrant typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees.
In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Asset Mgt. seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Asset Mgt. has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. The information regarding potential conflicts of interest was provided by Thrivent Asset Mgt. and is current as of May 29, 2020.

(a)(3)   The following is a description provided by Thrivent Asset Mgt. regarding the structure of and criteria for determining the compensation of the Portfolio Managers as of March 31, 2020.
Each Portfolio Manager of Thrivent Asset Mgt. is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to loan origination volume and yield targets as well as loan quality measures (e.g., delinquency, loan losses). Some Portfolio Managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals during the previous three-year period.

(a)(4)   The following table provides information as of March 31, 2020 on the dollar range of beneficial ownership by each Portfolio Manager in the registrant.
Portfolio Manager	Dollar Range of Beneficial Ownership in the Registrant
Frederick P. Johnson	$10,001-$50,000
Meg G. Spangler	None
Gregory R. Anderson	None

(b)  Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
            Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

             Not applicable.

Item 13. Exhibits

(
a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 29, 2020                                                      THRIVENT CHURCH LOAN AND INCOME
                                                                                    FUND

                                                                                       By:   /s/ David S. Royal
                                                                                                David S. Royal
                                                                                            Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2020                                                      By:   /s/ David S. Royal
                                                                                                David S. Royal
                                                                                            Trustee and President
                                                                                            (principal executive officer)

Date: May 29, 2020                                                      By:   /s/ Gerard V. Vaillancourt
                                                                                                Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)

MARCH 31, 2020
THRIVENT CHURCH LOAN AND INCOME FUND
ANNUAL REPORT
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website ( ThriventFunds.com ), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker dealer or bank) where you purchased shares or, if you purchased shares through Thrivent
Financial, by enrolling at Thrivent.com/ gopaperless or, if you purchased directly online, by enrolling at ThriventFunds.com .
You may elect to receive all future shareholder reports in paper free of charge. If you invest directly with a Fund, you can call 800-847-
4836 to let us know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder re-
ports in paper will apply to all funds held in your account. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

Table of Contents
Letter from the President 2
Shareholder Expense Example 3
Report of Independent Registered Public Accounting Firm 4
Schedule of Investments 5
Statement of Assets and Liabilities 9
Statement of Operations 10
Statement of Changes in Net Assets 11
Statement of Cash Flows 12
Notes to Financial Statements 13
Financial Highlights 25
Board of Trustees and Officers 27

2
Dear Shareholder:

I hope you are staying healthy during this very difficult period in our history, as the effects of the COVID-19 pandemic have had a dramatic impact not only here in the U.S. but around the world. We pray for your continued health and well-being in the months ahead.
Since launching the Thrivent Church Loan and Income Fund
(XCLIX) in September 2018, the fund has had a major positive impact on many churches and Christian organizations across
the country.
In all, we have provided vital funding to more than 40 churches and Christian organizations, and we continue to expand the
reach of the Fund by exploring relationships with other groups that are in need of funding to pursue their Christian mission.
Through March 2020, we had provided more than $20 million in funding to these organizations to help improve their facilities and expand their outreach. The loans in the Fund’s portfolio have gone toward a variety of worthy missions, including
the purchase of new buildings, improvements on church
campuses, construction of Bible schools, and the training of new leaders to share the Gospel.
The loans also help Christian organizations influence their
communities and expand outreach to elders in residential
care, to people experiencing homelessness and hunger, and
to Christians who may not have a church home. Through the
Fund, investors are making an important impact in many lives.
Church loans in the Fund are directly originated and
underwritten by Thrivent, which has been an active church
lender for more than 100 years.
As a shareholder, you may recognize that in the current
environment, the work of churches and other Christian
organizations has become more important than ever.
In Timonium, Maryland, Pastor Shea Strickland of Grace
Fellowship (which has received a loan through the Thrivent
Church Loan and Income Fund), shared this story on how his
church has been reaching members and helping people in
the community during the pandemic even though they must
conduct church services remotely online:
“Through technology we were able to get the word out to our
members to not only watch online, but to tell a friend to watch who may be isolated, struggling or searching for hope.  On a typical Sunday we have 3,000 come to our church building and an additional 300 streaming online for worship, and we had
more than 8,000 who streamed the service.
“We are praying boldly that God’s leading us to reach 20,000 across Maryland and beyond, many of whom are not current
church goers or believers in Christ.”
“Not only did we share the message of hope in knowing
and following Jesus, but we promoted our effective online,
electronic giving with a special emphasis on putting more into our community Grace Care outreach programs that focus on
filling in the gaps, helping those at risk, people affected by disabilities, and children in need by delivering food and paper products, and supporting those who have lost their jobs –
whether they be members of the church or members of our
Timonium community.
“God is on the move and we are multiplying the hope that
Christ brings in different ways than originally imagined.  Please thank your Church Loan team for all that they are doing to
help churches across the country weather this storm. There
are going to be some tough days ahead, but I believe that we are all going to be better for it and more people will have had the chance to hear the Gospel message.”
We are heartened to see what our friends in the Christian
faith are doing to share the Gospel and help those in their
community during these difficult times. We hope you and your loved ones will stay safe, stay healthy and stay happy during the challenging days and months ahead.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Church Loan and Income Fund
Investing involves risk. Before investing, consider the Fund's investment objectives, risks, charges and expenses. Go to
ThriventlntervalFunds.com for a prospectus containing this
information and read it carefully.
The Church Loan and Income Fund invests primarily in
church loans and mortgage-backed securities. Church loans
are mortgages taken out by non-profit organizations with a
Christian mission, or bonds issued by these organizations.
They are typically not listed on any national securities
exchange and no active trading market exists for them, so are considered illiquid. These and other risks are described in the
Fund's prospectus.
The Fund is a closed-end "interval fund." Limited liquidity is provided to shareholders only through the Fund's quarterly
offers to repurchase between 5% to 25% of its outstanding
shares at net asset value (subject to applicable laws and
approval of the Board of Trustees). There is no secondary
market for the Fund's shares and none is expected to develop.
Investors should consider shares of the Fund to be an illiquid investment.
This organization's experience may not be the same as other
organizations and does not indicate future performance or
success.

Shareholder Expense Example
(unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the
Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 10/1/2019
Ending Account Value
3/31/2020
Expenses Paid During
Period 10/1/2019-
3/31/2020
*
Annualized Expense
Ratio
Thrivent Church Loan and Income Fund
Actual
Class S $1,000 $1,015 $6.14 1.22%
Hypothetical
**
Class S $1,000 $1,019 $6.15 1.22%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm

C O H E N & C O M P A N Y , L T
800.229.1099 | 866.818.4538 fax | cohencpa.com
Registered with the Public Company Accounting Oversight Board
To the Shareholders and Board of Trustees of
Thrivent Church Loan and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent
Church Loan and Income Fund (the “Fund”) as of March 31, 2020, the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
March 31, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two periods in the period then ended, and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian, counterparties, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2018.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 20, 2020

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans ( 76.5% )
a
Value
Alabama (1.9%)
Church Loan # 200030770
$ 505,321 4.000%, 12/1/2039
b
$ 521,174
Total 521,174
Arizona (2.1%)
Church Loan # 200030680
551,620 3.950%, 11/1/2034
b
562,539
Total 562,539
Arkansas (2.7%)
Church Loan # 200031540
734,023 3.200%, 12/15/2029
b
739,858
Total 739,858
California (8.4%)
Church Loan # 200030850
448,696 4.550%, 11/15/2033
b
476,194
Church Loan # 200031050
479,750 4.650%, 11/15/2038
b
509,427
Church Loan # 200031180
1,215,140 5.050%, 1/1/2044
b
1,296,281
Total 2,281,902
Colorado (1.9%)
Church Loan # 200031580
499,170 4.350%, 7/15/2039
b
515,958
Total 515,958
District Of Columbia (0.9%)
Church Loan # 200031460
226,791 4.750%, 6/1/2034
b
236,097
Total 236,097
Florida (1.9%)
Church Loan # 200031470
486,959 4.950%, 7/15/2039
b
510,158
Total 510,158
Illinois (5.4%)
Church Loan # 200031070
661,212 4.500%, 11/15/2043
b
706,233
Church Loan # 200031210
598,355 3.950%, 2/15/2040
b
611,656
Church Loan # 200031211
173,246 3.200%, 2/15/2035
b
173,288
Total 1,491,177
Kentucky (1.2%)
Church Loan # 200030120
330,393 4.600%, 8/1/2034
b
341,308
Total 341,308
Maryland (4.1%)
Church Loan # 200030760
1,017,000 5.500%, 1/1/2044
b
1,107,902
Total 1,107,902
Principal
Amount Church Loans ( 76.5% )
a
Value
Minnesota (9.5%)
Church Loan # 200030790
$ 735,000 3.800%, 11/15/2039
b
$ 744,064
Church Loan # 200031020
143,994 3.800%, 1/1/2035
b
147,315
Church Loan # 200031120
234,785 4.570%, 11/15/2032
b
249,070
Church Loan # 200031121
236,944 4.440%, 11/15/2032
b
250,279
Church Loan # 200031122
236,608 4.180%, 11/15/2032
b
244,769
Church Loan # 200031290
237,776 5.000%, 1/15/2031
b
250,207
Church Loan # 200031300
285,600 3.800%, 3/1/2030
b
285,421
Church Loan # 200031560
476,660 4.150%, 8/15/2039
b
475,256
Total 2,646,381
Mississippi (1.0%)
Church Loan # 200031400
261,452 4.900%, 3/15/2034
b
272,943
Total 272,943
New Jersey (1.0%)
Church Loan # 200030590
274,519 4.550%, 10/15/2034
b
280,169
Total 280,169
New York (4.7%)
Church Loan # 200018200
71,975 4.950%, 6/15/2029
b
73,531
Church Loan # 200031200
780,000 4.550%, 9/15/2044
b
785,745
Church Loan # 200031350
385,527 4.850%, 5/15/2039
b
407,087
Total 1,266,363
North Carolina (1.1%)
Church Loan # 200031320
294,625 4.200%, 3/15/2040
b
298,246
Total 298,246
Ohio (1.5%)
Church Loan # 200031030
394,929 5.300%, 11/15/2033
b
419,847
Total 419,847
Oregon (1.5%)
Church Loan # 200031370
385,296 5.100%, 4/15/2039
b
410,208
Total 410,208
Pennsylvania (0.6%)
Church Loan # 200031390
153,000 3.400%, 3/1/2030
b
153,295
Total 153,295

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans ( 76.5% )
a
Value
South Dakota (4.6%)
Church Loan # 200030780
$ 614,728 2.990%, 4/1/2031
b
$ 619,185
Church Loan # 200030920
616,982 3.125%, 1/1/2035
b
622,378
Total 1,241,563
Tennessee (1.8%)
Church Loan # 200031360
451,307 4.750%, 3/15/2037
b
479,296
Total 479,296
Texas (11.4%)
Church Loan # 200030080
379,452 4.550%, 7/1/2039
b,c
387,869
Church Loan # 200030110
669,602 4.350%, 9/15/2039
b,c
688,466
Church Loan # 200030830
423,718 4.125%, 11/1/2044
b
424,186
Church Loan # 200031140
439,662 5.250%, 12/15/2033
b
468,052
Church Loan # 200031170
716,965 3.550%, 2/1/2035
b
726,190
Church Loan # 200031330
203,680 4.950%, 3/15/2044
b
212,121
Church Loan # 200031331
203,788 5.125%, 3/15/2044
b
215,302
Total 3,122,186
Virginia (2.6%)
Church Loan # 200031090
410,317 3.400%, 1/15/2032
b
417,153
Church Loan # 200031110
296,615 3.400%, 1/15/2032
b
301,557
Total 718,710
Wisconsin (4.7%)
Church Loan # 200030840
296,232 3.400%, 11/15/2038
b
300,880
Church Loan # 200030841
284,269 3.100%, 11/15/2038
b
285,345
Church Loan # 200030842
177,620 2.900%, 11/15/2038
b
177,795
Church Loan # 200031510
424,061 4.750%, 6/1/2039
b,c
446,701
Church Loan # 200031530
98,204 4.200%, 5/15/2026
b
100,019
Total 1,310,740
Total Church Loans
(cost $20,223,567) 20,928,020
Principal
Amount Long-Term Fixed Income ( 22.5% ) Value
Mortgage-Backed Securities (22.5%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 6,000,000 2.000%,  5/1/2035
d
$ 6,157,500
Total 6,157,500
Total Long-Term Fixed Income
(cost $6,090,000) 6,157,500
Shares or
Principal
Amount Short-Term Investments ( 23.0% ) Value
Federal Home Loan Bank Discount
Notes
4,030,000 0.070%, 4/22/2020
e
4,029,836
Thrivent Core Short-Term Reserve
Fund
227,964 1.570%
f
2,275,084
Total Short-Term Investments (cost
$6,309,239) 6,304,920
Total Investments (cost
$32,622,806) 122.0% $33,390,440
Other Assets and Liabilities, Net
(22.0%) (6,017,799)
Total Net Assets 100.0% $27,372,641
a All Mortgagees have the right to repay the loan at any time.  The
Loans are generally considered to be illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
c Denotes an interest only loan.  Interest only loans represent the right to receive monthly interest payments on an underlying loan position for an agreed upon three month period beginning with the April 2020 payment.  The outstanding principal amount shown is the outstanding principal balance as of the end of the period.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f The interest rate shown reflects the seven day yield as of the end of the period.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $773,497
Gross unrealized depreciation (5,902)
Net unrealized appreciation (depreciation) $767,595
Cost for federal income tax purposes $32,622,845

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church
Loan and Income Fund as discussed in the Notes to Schedule of Investments.
* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2020 of $411,534.  Located on the
Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments..
   ^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Church Loan level 3 securities' fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 2.09% (weighted average of 0.81%), U.S. Treasury yields, and corporate credit curve yields with a range of 1.86% to 2.66% (weighted average of 2.27%).  Unobservable inputs were weighted by the rela-
tive fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used as of March 31, 2020, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $20,928,020 $– $– $20,928,020
Long-Term Fixed Income
Mortgage-Backed Securities 6,157,500 – 6,157,500 –
Short-Term Investments 4,029,836 – 4,029,836 –
Subtotal Investments in Securities $31,115,356 $– $10,187,336 $20,928,020
Other Investments  * Total
Affiliated Short-Term Investments 2,275,084
Subtotal Other Investments $2,275,084
Total Investments at Value $33,390,440
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments in Securities
Beginning Value
3/31/2019
Realized
Gain/ (Loss) ^
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of Level
3
@
Ending Value
3/31/2020
 Church Loans $7,695,572   $- $411,534   $13,458,121   $(637,207)  $-  $-  $20,928,020
Total  $7,695,572  $-  $411,534  $13,458,121   ($637,207)  $-   $-   $20,928,020
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income Fund, is as follows:
Fund
Value
3/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net
Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $742 $4,729 $3,192 $2,275 228 8.3%
Total Affiliated Short-Term Investments 742 2,275 8.3
Total Value $742 $2,275

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/1/2019
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $0 $(4) $0 $25
Total Income/Non Income Cash from Affiliated Investments $25
Total $0 $(4) $0

Thrivent Church Loan and Income Fund
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of March 31, 2020
Church Loan and
Income Fund
Assets
Investments in unaffiliated securities at cost $30,343,568
Investments in affiliated securities at cost $2,279,238
Investments in unaffiliated securities at value $31,115,356
Investments in affiliated securities at value 2,275,084
Cash 1,967
Dividends and interest receivable 67,195
Prepaid expenses 11,970
Receivable for:
Investments sold on a delayed delivery basis 15,792,594
Expense reimbursements 72,754
Total Assets 49,336,920
Liabilities
Distributions payable 253
Accrued expenses 35,447
Payable for:
Investments purchased on a delayed delivery basis 21,864,949
Fund shares redeemed 109
Investment advisory fees 26,381
Administrative fees 408
Transfer agent fees 937
Contingent liabilities^ —
Loan commitment fee deferred revenue 24,568
Mortgage dollar roll deferred revenue 11,227
Total Liabilities 21,964,279
Net Assets
Capital stock (beneficial interest) 26,632,582
Distributable earnings/(accumulated loss) 740,059
Total Net Assets $27,372,641
Class S Share Capital $27,372,641
Shares of beneficial interest outstanding (Class S) 2,579,658
Net asset value per share $10.61
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Church Loan and Income Fund
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

$
For the year ended March 31, 2020
Church Loan and
Income Fund
Investment Income
Taxable interest $ 677,670
Income from mortgage dollar rolls 23,701
Income from affiliated investments 24,955
Total Investment Income 726,326
Expenses
Adviser fees 197,879
Administrative service fees 73,058
Amortization of offering costs 31,062
Audit and legal fees 258,665
Custody fees 4,105
Insurance expenses 40,558
Printing and postage expenses Class S 12,411
SEC and state registration expenses 10,222
Transfer agent fees Class S 6,939
Trustees' fees 137,500
Pricing service fees 117,823
Other expenses 45,962
Total Expenses Before Reimbursement 936,184
Less:
Reimbursement from adviser (698,123)
Total Net Expenses 238,061
Net Investment Income/(Loss) 488,265
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 66,809
Affiliated investments (39)
Distributions of realized capital gains from
affiliated investments 11
Change in net unrealized appreciation/(depreciation) on:
Investments 466,774
Affiliated investments (4,155)
Net Realized and Unrealized Gains/(Losses) 529,400
Net Increase/(Decrease) in Net Assets Resulting
From Operations $1,017,665

Thrivent Church Loan and Income Fund
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Church Loan and Income Fund
For the periods ended 3/31/2020 3/31/2019
(a)
Operations
Net investment income/(loss) $488,265 $99,538
Net realized gains/(losses) 66,781 12,567
Change in net unrealized appreciation/(depreciation) 462,619 305,014
Net Change in Net Assets Resulting From Operations 1,017,665 417,119
Distributions to Shareholders
From income/realized gains Class S (601,490) (155,359)
Total from income/realized gains (601,490) (155,359)
Total Distributions to Shareholders (601,490) (155,359)
Capital Stock Transactions
Class S
Sold 15,659,184 10,363,434
(b)
Distributions reinvested 599,424 153,330
Redeemed (80,666) –
Total Class S Capital Stock Transactions 16,177,942 10,516,764
Capital Stock Transactions 16,177,942 10,516,764
Net Increase/(Decrease) in Net Assets 16,594,117 10,778,524
Net Assets, Beginning of Period 10,778,524 –
Net Assets, End of Period $27,372,641 $10,778,524
Capital Stock Share Transactions
Class S shares
Sold 1,478,790 1,036,602
Distributions reinvested 56,675 15,244
Redeemed (7,653) –
Total Class S shares 1,527,812 1,051,846
(a)
(b)
For the period from September 28, 2018 (inception) through March 31, 2019.
Sales include initial $100,000 investment from September 10, 2018.

Thrivent Church Loan and Income Fund
Statement of Cash Flows
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended March 31, 2020
Church Loan and
Income Fund
Cash flows from operating activities
Net increase/(decrease) in net assets resulting from operations $1,017,665
Adjustments to reconcile net change in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of long-term investments (81,032,289)
Purchases/sales of short-term investments, net (3,309,317)
Proceeds from sale of long-term investments 65,188,605
Change in net unrealized appreciation/(depreciation) (462,619)
Net realized gains/(losses) (66,781)
Net change in payable for investments purchased on a delayed delivery basis 17,786,502
Net change in receivable for investments sold on a delayed delivery basis (14,707,744)
Net change in dividends and interest receivable (44,469)
Amortization of premiums and discounts (38,244)
Net change in prepaid expenses (11,574)
Net change in deferred offering costs 31,062
Net change in accrued expenses 10,187
Net change in investment advisory fees 16,695
Net change in administrative fees (5,575)
Net change in transfer agent fees 655
Net change in expense reimbursements 24,349
Net change in loan commitment fee deferred revenue 16,527
Net change in mortgage dollar roll deferred revenue 10,797
Net cash provided by/(used in) operating activities $(16,593,233)
Cash flows provided by/(used in) financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold 15,659,184
Distributions to shareholders, paid in cash, net of change in distributions payable (3,820)
Cost of shares redeemed, net of change in payable for fund shares redeemed (80,557)
Net cash provided by/(used in) financing activities $15,574,807
Net increase/(decrease) in cash $(761)
Cash (beginning balance) $2,728
Cash (ending balance) $1,967
Supplemental disclosures
Non-cash financing activities - distributions reinvested $599,424

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020
(1) ORGANIZATION
Thrivent Church Loan and Income Fund (the “Fund”) was
organized as a Delaware statutory trust on October 23, 2017
and is registered under the Investment Company Act of 1940,
as amended (the "1940 Act"), as a non-diversified, closed-end management investment company that continuously offers its
shares of beneficial interest (the "Shares").  The Fund currently offers one class of Shares: Class S.  The Fund has authorized an unlimited amount of Shares with no par value, at net asset value ("NAV") per Share.  The Fund seeks to produce income.
 The Fund operates as an interval fund pursuant to which it
conducts quarterly repurchase offers for Shares, which are for between 5% and 25% of the Fund's outstanding Shares at NAV,
subject to approval of the Fund's Board of Trustees ("Board").
It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased.  There is no assurance
that a shareholder will be able to tender their Shares at the time or amount desired.  Shares are not otherwise redeemable.
Quarterly repurchase offers will occur in the months of March,
June, September and December.
The Shares are not listed and the Fund does not currently
intend to list its Shares for trading on any national securities exchange.  There is currently no secondary market for its
Shares, and the Fund does not expect a secondary market in
its Shares to develop.  Even though the Fund makes quarterly repurchase offers for Shares, investors should consider Shares of the Fund to be a less liquid investment.
The Fund is an investment company that follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification
Topic 946 – "Financial Services – Investment Companies".
Under the Fund's organizational documents, its officers and
trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general
indemnification clauses. The Fund's maximum exposure
under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on
experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing
service approved by the Fund’s Board. The pricing service,
in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading
characteristics, and other yield and risk factors it deems
relevant in determining valuations. Securities which cannot
be valued by the approved pricing service are valued using
valuations obtained from dealers that make markets in the
securities. Investments in open-ended mutual funds are
valued at the net asset value at the close of each business day.
    All church loan valuations are considered fair valuations
due to the lack of observable market activity or independent market quotes.  There are no market prices available for
church loans.  The Fund's Investment Adviser, Thrivent Asset
Management, LLC ("Thrivent Asset Mgt." or the "Adviser"), has
approved two methodologies for fair valuing church loans:
a Market Approach or an Income Approach.  The Market
Approach utilizes a process that takes into consideration
factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit
spreads based on market transactions.  The Income Approach
is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors
including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated
time to dispose of the property.  The Board may use a third
party vendor to execute the daily valuation methodology or
the Valuation Committee ("Committee"), further described
below,  may make a fair valuation determination.
The Board has delegated responsibility for daily valuation of the Fund's securities to the Adviser. The Adviser has formed a Committee that is responsible for overseeing the Fund's
valuation process in accordance with Valuation Policies and
Procedures. The Committee meets monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities
requiring fair valuation.
The Committee monitors significant events occurring prior
to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities
that are held by the Fund. Examples of such events include
trading halts, national news/events, and issuer-specific
developments. If the Committee decides that such events
warrant the use of fair value estimates, the Committee will
take such events into consideration in determining the fair
value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted
in the United States of America ("GAAP"), the various inputs

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted
prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures,
options and registered investment company funds.  Level 2
includes other significant observable inputs such as quoted
prices for similar securities, interest rates, prepayment
speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker
evaluations in determining the fair value of investments.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other
investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue
Code and distribute substantially all investment company
taxable income and net capital gain on a timely basis. It
is also the intention of the Fund to distribute an amount
sufficient to avoid imposition of any federal excise tax.
The Fund, accordingly, anticipates paying no federal taxes
and no federal tax provision was recorded. The Fund may
utilize earnings and profits distributed to shareholders
on the redemption of Shares as part of the dividends paid
deduction.
GAAP requires management of the Fund (i.e., the Adviser) to
make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be
taken on future returns. These positions must meet a “more
likely than not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether
a tax position has met the more-likely-than-not recognition
threshold, the Adviser must presume that the position will
be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by
the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing
authorities. Major jurisdictions for the Fund include U.S.
Federal, Minnesota, Wisconsin, and Delaware. As of March 31,
2020, open U.S. Federal, Minnesota, Wisconsin and Delaware
tax years include the tax periods ended March 31, 2019 and
March 31, 2020. The Fund has no examinations in progress
and none are expected at this time.
As of March 31, 2020, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there
is no effect to the Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax
positions taken or expected to be taken in future tax returns.
The Fund recognized interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any
interest or penalties. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Fund are allocated among all appropriate affiliated
mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium using the effective yield method.
Dividend income and capital gain distributions are recorded
on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.  Realized gains and losses on the sale of securities are determined
using cost calculated on a specific identification basis.
Distributions to Shareholders
— The Fund intends to distribute
most or all of its net earnings and realized gains, if any, in the form of dividends from net investment income ("dividends")
and distributions of net realized capital gains ("capital gain distributions," and together with dividends, "distributions").
The Fund intends to declare dividends daily and distribute
them to Shareholders of record monthly. Dividends and
interest received by the Fund are derived from net investment income. Capital gain distributions, if any, usually will be
declared and paid in December for the prior twelve-month
period ending October 31. The Fund does not have a fixed
distribution rate nor does it guarantee that it will pay any distributions in any particular period.
Mortgage Dollar Roll Transactions
— The Fund may enter into
dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan
Mortgage Corporation, in which the Fund sells mortgage
securities and simultaneously agrees to repurchase similar
(same type and coupon) securities at a later date at an agreed upon price. The Fund must maintain liquid securities having
a value at least equal to the repurchase price (including
accrued interest) for such dollar rolls. In addition, the
Fund is required to segregate collateral with the Fund's
custodian (depending on market movements) on their

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

mortgage dollar rolls.  The value of the securities that the
Fund is required to purchase may decline below the agreed
upon repurchase price of those securities.
During the period between the sale and repurchase, the
Fund forgoes principal and interest paid on the mortgage
securities sold. The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments, thus enhancing the yield.
Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement
date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the
Statement of Operations.
When-Issued and Delayed Delivery Transactions
— The Fund
may purchase or sell securities on a when-issued or
delayed delivery basis. These transactions involve a
commitment by the Fund to purchase or sell securities for
a predetermined price or yield, with payment and delivery
taking place beyond the customary settlement period. When
delayed delivery purchases are outstanding, the Fund will
designate liquid assets in an amount sufficient to meet the
purchase price. When purchasing a security on a delayed
delivery basis, the Fund assumes the rights and risks of
ownership of the security, including the risk of price and
yield fluctuations, and takes such fluctuations into account when determining its net asset value.  The Fund may dispose
of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered,
which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does
not participate in future gains and losses with respect to the security.
Accounting Estimates
— The financial statements are prepared
in conformity with GAAP, which requires management to
make estimates and assumptions that affect the reported
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during
the reporting period. Actual results could differ from those estimates.
Loan Commitment Fees
— The Fund may receive loan
commitment fees prior to loan closing and before the loan is purchased by the Fund. Commitment fees are fees a lender
charges the borrower in order to keep a specific loan amount available to the borrower. Any such fees received by the
Fund, net of applicable loan origination expenses paid by the
Fund will be accounted for as an adjustment to the yield of
the corresponding loan using the straight-line method over
the life of the loan.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, the loss
contingency will not be accrued as a liability until the
amount of potential damages and the likelihood of loss can
be reasonably estimated.
Litigation
— Awards from class action litigation are recorded
as a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns
the applicable securities, the proceeds are recorded as
realized gains.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for the Fund are costs incurred by the Fund in order to establish it for sale, including
legal fees and prospectus and registration costs.  These costs are amortized over a period of 12 months from inception.

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

Repurchase Offers
— The Fund's Shares are not redeemable
each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund Shares.  As an interval fund and as described in the Fund's prospectus,
the Fund will make quarterly repurchase offers of up to
25% of its outstanding Shares at NAV.  During the year ended
March 31, 2020, the Fund had repurchase offers as follows:
For the offer period May 24, 2019 through June 17, 2019:
For the offer period of August 22, 2019 through September
13, 2019:
For the offer period of November 19, 2019 through
December 13, 2019:
For the offer period of February 18, 2020 through March
13, 2020:
Recent Accounting Pronouncements
—
Fair Value Measurement (Topic 820)
In August 2018, the Financial Accounting Standards Board
(FASB) issued Accounting Standards Update (ASU) No. 2018-13
Fair Value Measurement (Topic 820), which eliminates, adds
and modifies certain disclosure requirements for fair value
measurements. Under the guidance, entities are no longer
required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but public companies are required to disclose (1) the changes
in unrealized gains and losses for the period included in
other comprehensive income for recurring Level 3 fair
value measurements of instruments held at the end of the
reporting period and (2) the range and the weighted average
used to develop significant unobservable inputs for Level 3
fair value measurements. The ASU No. 2018-13 is effective
for annual periods, and interim periods within those annual
periods, beginning on or after December 15, 2019, with early adoption permitted. As such, management has adopted the
amendments as of the beginning of the fiscal period.  Early
adoption of this ASU did not have an impact on the Fund’s
financial condition or results of operations but resulted in some modified financial statement disclosures.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an
Investment Management Agreement with Thrivent Asset
Mgt. Under the Investment Management Agreement, the
Fund pays an annual fee of 1.10% of average daily net assets for investment advisory services. The fees are accrued daily and paid monthly.
Expense Reimbursements
— The Adviser has contractually
agreed to waive fees and/or reimburse expenses of the
Fund’s Class S Shares through at least July 31, 2021 to
the extent that the total annual Fund operating expenses
exceed 1.00% of average daily net assets (excluding taxes,
interest, brokerage commissions, acquired fund fees and
expenses, securities lending fees, expenses associated with
securities sold short, litigation, and other extraordinary
expenses). Effective December 31, 2019, the total annual
fund operating expense waiver was reduced from 1.50%
to 1.00%.  Expense reimbursements are accrued daily and
paid monthly. Amounts waived by the Adviser during the
contractual period cannot be recouped by the Adviser in
subsequent periods. This fee waiver may not be terminated
before the indicated termination date without the consent
of the Fund’s Board, including a majority of the Trustees
who are not “interested persons” of the Fund as defined in
Section 2(a)(19) of the 1940 Act.
Other Fees
— The Fund has entered into an agreement with
Thrivent Financial Investor Services Inc. ("TFISI") to provide transfer agency and dividend payment services necessary to
the Fund. Under the Transfer Agency Agreement, the Fund
pays TFISI an annual fee equal to three basis points of the
Fund’s average daily net assets, plus a per account annual
maintenance fee of $21.50 per account. The fees are accrued
daily and paid monthly.
The Fund has entered into an accounting and administrative
services agreement with TAM pursuant to which TAM provides
certain accounting and administrative personnel and services to the Fund. The Fund pays an annual fixed fee of $70,000
plus 0.017% of average daily net assets. The fees are accrued daily and paid monthly.
The Fund enters into agreements with Thrivent Financial
for Lutherans ("TFL") to purchase participation interests in church loans underwritten by TFL.  The Fund does not pay TFL a transaction or origination fee for such service, but does bear
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
6/18/2019 20% 0.16% 1,972
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
9/16/2019 20% 0.01% 103
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
12/16/2019 20% 0.19% 4,004
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
3/16/2020 20% 0.06% 1,574

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

a pro rata share of the certain fees and expenses associated with the church loans.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and
tax-basis distributable earnings are primarily attributable
to timing differences in recognizing organizational costs
and loan commitment fees.  At the end of the fiscal year,
reclassifications between net asset accounts are made for
differences that are permanent in nature.  These permanent
differences primarily relate to the tax treatment of offering costs and refinanced loans.
On the Statement of Assets and Liabilities, as a result
of permanent book-to-tax differences, reclassification
adjustments were made as follows:
During the year ended March 31, 2020, and the period
ended March 31, 2019 the Fund distributed $601,490 and
$155,359 from ordinary income, respectively.  At March 31,
2020, undistributed ordinary income for tax purposes was
$58,724 and undistributed long-term gains was $2,946.  The
Fund had other accumulated losses of $(89,206).
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
year ended March 31, 2020, the cost of purchases and the
proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— The Fund may own
restricted securities which were purchased in private
placement transactions without registration under the
Securities Act of 1933. Unless such securities subsequently
become registered, they generally may be resold only in
privately negotiated transactions with a limited number of
purchasers. As of March 31, 2020, the Fund did not hold
restricted securities.  The Fund has no right to require
registration of unregistered securities.
(6) RELATED PARTY TRANSACTIONS
The Fund’s Adviser and Administrator, TAM, the Fund’s
distributor, Thrivent Distributors, LLC and the Fund’s transfer agent, TFISI are considered related parties to the Fund. Certain officers and Trustees of the Fund are officers and directors of
TAM and TFISI.
As of March 31, 2020, related parties held 83.51% of the
outstanding Shares of the Fund.
Subscription and redemption activity by concentrated
accounts may have a significant effect on the operation of the
Fund.  In the case of a large redemption, the Fund may be
forced to sell investments at inopportune times, resulting in additional losses for the Fund.
(7) SUBSEQUENT EVENTS
The Adviser of the Fund has evaluated the impact of
subsequent events through the issuance date of the financial statements, and has determined that no items require
disclosure in or adjustment to the financial statements other than the item noted below.
Effective May 1, 2020, Church Loan #200030760 was
refinanced with a new fixed rate of 4.30% from the original
rate of 5.50%.  The value of the holding between the date of the
Statement of Assets and Liabilities and the refinance date was decreased by $90,902.47 or approximately 33 basis points of
the Fund's net assets at year end. The change in value of the loan was impacted by ongoing market activity in addition to
the interest rate change.
(8) MARKET RISK
Over time, securities markets generally tend to move in
cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or
decrease more than the applicable market(s) as measured by
the Fund's benchmark index(es). The securities markets may
also decline because of factors that affect a particular industry.
As of March 31, 2020, the Fund had portfolio concentration
greater than 25% in certain sectors.
(9) SIGNIFICANT RISKS
New/Small Fund Risk
—  The performance of a new or smaller
fund, such as the Fund, may not represent how the fund is
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Church Loan and Income
Fund $31,062 $(31,062)
In thousands
Fund Purchases Sales
Church Loan and Income Fund $13,458 $637
In thousands
Fund Purchases Sales
Church Loan and Income Fund $67,574 $64,551
Fund Sector
% of
Total Net
Assets
Church Loan and Income Fund Church Loans 76.5%

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

expected to, or may, perform in the long term if and when
it becomes larger and has fully implemented its investment
strategies.  New and smaller funds may also require a
period of time before they are invested in securities that
meet their investment objectives and policies and achieve
a representative portfolio composition.  Fund performance
may be lower or higher during this "ramp-up" period, and
may also be more volatile, than would be the case after the
Fund is fully invested.
Church Loan Related Risks
— In making investments in
church loans, the Fund will depend primarily on the
creditworthiness of the borrower for payment of principal
and interest. Churches rely on voluntary contributions from
their congregations for their primary source of income.
Member contributions are used to repay church loans. The
membership of a church, the attendance of its members, or
the per capita contributions of its members may not remain
constant or may decrease during the term of a church loan.
A decrease in a church’s income could result in its inability to pay its obligation under a church loan.  In addition, events such as the pandemic spread of the novel coronavirus known
as COVID-19, the duration and effects of which are uncertain, may result in a decrease in voluntary contributions from
church congregations. A church’s senior pastor also plays
an important role in the management and continued
viability of a church. A senior pastor’s absence, personal
actions, resignation or death could have a negative impact
on a borrower’s operations, and thus its continued ability to generate income sufficient to service its obligations under
a church loan. National church body decisions can impact
individual church membership.
Certain independent churches have little to no financial
support from national church bodies; likewise, national
church bodies have limited resources available for individual church support. A church’s income also could be affected by
increases in expenses caused by increases in interest rates on floating rate or variable rate church loans, the occurrence of any uninsured casualty at the property, any need to address
environmental contamination at the property, changes in
governmental rules, regulations and fiscal policies, terrorism, social unrest or civil disturbances.
Due to the corporate structure of borrowers, which can
include volunteers serving in key executive functions such as
Treasurer, the servicing agent administering church loans may use broad discretion in enforcing the terms of such church
loans especially with regard to timing and fees charged.
Assignment or Participation Risk
— The Fund may acquire
exposure to church mortgage loans through loan
assignments or participations. With assignments, the
purchaser typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under
the loan agreement. By contrast, participations typically
result in contractual relationships only with the institution participating out the interest, not with the Borrower.  In
purchasing participations, the Fund generally will have no
right to enforce compliance by the Borrower with the terms
of the loan agreement. The Fund also will be exposed to the
credit risk of both the Borrower and the institution selling the participation.
Availability of Investment Opportunities; Competition Risks
—  Thrivent Financial and the Fund compete for investment
opportunities with church loan financing companies, banks,
savings and loan associations, denominational loan funds
and lenders, credit unions, real estate investment trusts,
insurance companies and other financial institutions to
service this market. Many of these entities may have greater marketing resources, extensive networks of offices and
locations, or larger staffs devoted to church loan financing. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments.
Collateral Risk; Real Estate Risk
— There is a risk that the
value of any collateral securing a church loan in which the
Fund has an interest may not be estimated correctly or may
decline and that the collateral may not be sufficient to cover the amount owed on the loan.
Because the Fund’s church loans are primarily backed by real estate, these investments are vulnerable to factors that affect the real estate used to collateralize the church loans and the local and national real estate markets. Factors affecting the value of real estate investments include, but are not limited to, changes in local or national economic or employment
conditions, changes in interest rates, zoning laws or property taxes, supply and demand, environmental problems, losses
from a casualty or condemnation, maintenance problems,
operating expenses, population changes, and social and
economic trends. Property tax liens would also affect the
availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.
Furthermore, in the case of certain church loans, the property backing the investments may have limited suitability for other purposes.
Concentration Risk
— Under normal circumstances, the
Fund will concentrate its investments in the securities
and/or other instruments of U.S. non-profit organizations
that have a stated Christian mission including, but not
limited to, local churches, denominations and associations,
educational institutions, and other Christian mission-related organizations. The Fund will thus be exposed to negative
developments affecting church-related institutions, as
well as negative developments affecting real estate-related

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

investments and real property generally. These factors are
discussed under “Church Loan Related Risks” and “Collateral
Risk; Real Estate Risk” above.
Construction Loan Risk
—  The Fund may invest in church
loans for construction projects. Construction projects may
include: new development, expansion, remodeling and/
or renovation and repairs. The interest rate is typically
set on these construction loans at the time of the loan
commitment, and funded incrementally over time as the
project is completed. The Fund will have an obligation to
make additional advances as the project is completed. The
Fund generally ensures its ability to satisfy such demands
by segregating sufficient assets in high quality short term
liquid investments. In addition, construction loans may be
considered higher risk during the construction phase (e.g.,
potential mechanics liens or other collateral impacts may
occur including risk of non-completion).
Default Risk
— Default in the payment of interest or principal
on a church loan or an increased risk of default may result
in a reduction in income to the Fund, a reduction in the
value of a Church Loan and/or a decrease in the Fund’s NAV
per Share. The risk of default increases in the event of an
economic downturn, a decline in the value of real estate, or a substantial increase in interest rates on floating or variable rate church loans. In the event of any default under a Church
Loan, the Fund will bear a risk of loss of principal to the
extent of any deficiency between the value of any collateral that is liquidated and the principal and accrued and unpaid
interest of the church loan. Efforts to return a non-performing church loan to performing status can be lengthy and may
negatively affect the Fund’s anticipated return.
In the event a Borrower defaults, the Fund’s access to the
collateral may be limited or delayed by bankruptcy or other
insolvency laws.
Environmental Liability Risk
— If there are previously
unidentified environmental problems associated with the
real estate securing any of the Fund’s church loans, the
associated remediation or removal requirements imposed
by federal, state and local laws and regulations could affect the Fund’s ability to realize value on the collateral or the
Borrower’s ability to repay the church loan. Under federal,
state and local laws and regulations, a secured lender, like the
Fund, may be liable, under certain limited circumstances, for the costs of removal or remediation of certain hazardous or
toxic substances and other costs (including government fines and injuries to persons and adjacent property). The presence of hazardous or toxic substances, or the failure to promptly remediate such substances, may adversely affect the Fund’s
ability to resell real estate collateral after foreclosure or could cause the Fund to forego foreclosure.
Illiquid Securities Risk
— Church loans are typically not listed
on any national securities exchange or automated quotation
system and no active trading market exists for these
instruments. Some church loans also contain restrictions on
transfers and there is a lack of publicly available information on most church loans. As a result, church loans are generally considered illiquid. To the extent consistent with the
applicable liquidity requirements for interval funds set
forth in Rule 23c-3 under the 1940 Act, the Fund may invest
without limit in illiquid securities and at any given time, the
Fund’s portfolio may be substantially illiquid.
The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for church loans, the market may be
subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The illiquid market for
church loans means that the Fund may not be able to sell its holdings at a time when it may otherwise be desirable to do
so or may require the Fund to sell at prices that are less than what the Fund regards as their fair market value, which would adversely affect the Fund’s NAV per share. In addition, due to the illiquidity of the church loan market, and the intent to hold church loans to maturity, the Fund may be limited in its ability to turn over its investments in church loans to obtain debt
securities with more attractive rates of return. Church loans are typically valued using significant unobservable inputs.
Market quotations or prices are likely not readily available or may be determined to be unreliable. Value will be determined in good faith pursuant to fair valuation procedures adopted
by the Board. See “Valuation Risk” below.
Certain church loans may trade in an over-the-counter
market, and confirmation and settlement may take
significantly longer than traditional fixed-income security
transactions to complete. Transactions in church loans may
settle on a delayed basis, and the Fund may not receive the
proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments.  In most cases, the Fund intends to hold church loans to maturity.
No Public Information; Not Rated Risk
— There is generally
no publicly available information about the Borrowers
of church loans. In addition, church loans are not rated
by a nationally recognized statistical rating organization
("NRSROs") or other independent parties. The Adviser must
rely on the Borrowers, its own due diligence and/or the
due diligence efforts of Thrivent Financial, its affiliates, or unaffiliated third parties to obtain the information that the Adviser considers when investing in church loans. To
some extent, the Adviser, its affiliates, or unaffiliated third

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

parties rely upon the Borrower’s staff to provide full and
accurate disclosure of material information concerning
their operations and financial condition. The Adviser, its
affiliates, or unaffiliated third parties may not have access to all of the material information about a particular Borrower’s operations, financial condition and prospects, or a Borrower’s accounting records may be poorly maintained or organized.
The financial condition and prospects of a Borrower may
also change rapidly. In such instances, the Adviser may not
be able to make a fully informed investment decision which
may lead, ultimately, to a default by the Borrower and a loss of some or all of the Fund’s investment.
Prepayment Risk
— Generally borrowers may prepay the
principal amount of their church loans at any time, although prepayment fees or penalties may apply. In periods of falling interest rates, Borrowers may be more likely to prepay
their church loans to refinance at lower interest rates.
Prepayment would cause the actual duration of a church
loan to be shorter than its stated maturity. See “Duration and
Maturity Risk” below. In the event of a full prepayment, the
Fund would lose the income that would have been earned
to maturity on the church loan. Further, material partial
principal prepayments of Church Loans may result in a
reamortization of the remaining principal balance over the
current maturity, which would mean the Fund would receive
lower payments of principal and interest over the remaining
term of the Church Loan. The proceeds received by the Fund
from prepayments may be reinvested in church loans or
other debt securities paying lower interest rates.
Second Lien Church Loan Risk
— Second lien church loans are
junior in priority to church loans secured with a first lien. For this reason, they present a greater degree of investment risk than first lien church loans. If a Borrower defaults on a debt obligation senior to the Fund’s church loan, or in the event of a Borrower bankruptcy, the Fund’s second lien church loan
will be satisfied only after the senior debt. In the event of an investment in second lien church loans, the Fund may not
recover some or all of its investment.
Special Risks
— Special risks associated with exposures
to church loans include (i) the possible invalidation of an
investment transaction as a fraudulent conveyance under
relevant creditors’ rights laws and (ii) so-called lender-liability claims by the Borrowers of the obligations. Successful claims with respect to such matters may reduce the cash flow and/
or market value of the investment. Church loans are subject
to the risk that a court, pursuant to fraudulent conveyance
or other similar laws, could subordinate these instruments
to presently existing or future indebtedness of the Borrower or take other action detrimental to holders of the church
loan. Such court action could under certain circumstances
include invalidation of the church loan. It is conceivable that under emerging legal theories of lender liability, the Fund
could be held liable as co-lender. Lender liability is based on the premise that an institutional lender or a bondholder has violated a duty of good faith, commercial reasonableness and fair dealing owed to the borrower or issuer, and thus could
apply to the Fund’s investments in church loans whether
or not the Borrower is an obligor of the Fund. Additionally, to the extent that certain church mortgage loans are not
considered “securities,” investors, such as the Fund, may not be entitled to rely on the anti-fraud provisions of the federal securities laws.
Uninsured Loss Risk
—  The church loans in which the Fund
will invest generally require the Borrower to adequately
insure the property securing the loan against liability and
casualty loss. However, certain types of losses, generally
those of a catastrophic nature such as earthquakes, floods
or storms, and losses due to civil disobedience, are either
uninsurable or are not economically insurable. If a property is destroyed by an uninsured loss, the Fund could suffer loss of all or a substantial part of its investment.
Valuation Risk
— The lack of an active trading market for
church loans, restrictions on transfers in some church
mortgage loan agreements and trust indentures, a lack of
publicly available information, and other factors may result in inherent uncertainty in the valuation process for church
loans, and the estimated fair values may differ materially
from the values estimated by another party or the values that would have been used had a ready market for the church
loans existed. To the extent the Fund invests in church
loans, the Fund’s calculated NAV may not accurately reflect
the value that could be obtained for any church loan upon
sale. If market quotations for a church loan are not readily available or do not accurately reflect fair value, the value of the church loan will be determined in good faith pursuant
to fair valuation procedures adopted by the Fund’s Board.
The Board has delegated the responsibility to estimate the
fair value of church loans to the Adviser. The fair valuation of church loans by the Adviser could result in a conflict of interest as the Adviser’s advisory fee is based on the value of the Fund’s net assets.
Variable or Floating Interest Rate Risk
— Church mortgage
loans may have interest rates that float above, or are adjusted periodically based on, a benchmark that reflects current
interest rates. Substantial increases in interest rates may cause an increase in loan defaults as Borrowers may lack resources to meet higher debt service requirements. Increasing interest rates may hinder a Borrower’s ability to refinance church
mortgage loans because the underlying property cannot
satisfy the debt service coverage requirements necessary to
obtain new financing or because the value of the property
has decreased. Additionally, certain church mortgage loans
will have interest rate reviews and interest rate resets,
and may result in decreases in interest rates. Decreases in

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

interest rates will typically cause interest rates on the church mortgage loans to decrease, thereby reducing income to the
Fund.
Closed-End, Interval Fund Structure Risk
— The Fund is
a non-diversified, closed-end management investment
company structured as an “interval fund” and designed for
long-term investors. The Fund is not intended to be a typical traded investment. Unlike many closed-end investment
companies, the Fund’s Shares are not listed on any national
securities exchange and are not publicly traded. There
is no secondary market for the Shares, and the Fund does
not expect a secondary market will develop. An investor
should not invest in the Fund if the investor needs a
liquid investment. Closed-end funds differ from open-end
management investment companies, commonly known as
“mutual funds,” in that investors in a closed-end fund do
not have the right to redeem their shares on a daily basis at a price based on NAV per share. The Fund, as a fundamental
policy, will make quarterly offers to repurchase at least 5%
and up to 25% of its outstanding Shares at NAV per share,
subject to approval of the Board. The number of Shares
tendered in connection with a repurchase offer may exceed
the number of Shares the Fund has offered to repurchase,
in which case not all of your Shares tendered in that offer
will be repurchased. Hence, you may not be able to sell your
Shares when and/or in the amount that you desire.
Credit Risk
— Credit risk is the risk that an issuer of a debt
security to which the Fund’s portfolio is exposed may no
longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect
the value of the Fund.
Cybersecurity Risk
— Successful cyber-attacks against,
or security breakdowns of, the Fund or any affiliated or
third-party service provider may adversely affect the
Fund or its Shareholders. While the Fund and its service
providers have established business continuity plans
and systems designed to prevent cyber-attacks, there are
inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in
material adverse consequences for such issuers, and may
cause the Fund’s investment in such securities to lose value.
Defensive Investing Risk
— In response to market, economic,
political or other conditions, the Fund may invest without
limitation in cash or investment-grade debt securities
for temporary defensive purposes that are not part of the
Fund’s principal investment strategies. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.
Duration and Maturity Risk
— The prices of debt securities are
also affected by their durations and maturities. Duration is a measure used to determine the sensitivity of a security’s
price to changes in interest rates. The longer a security’s
duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of four years,
a 1% increase in interest rates could be expected to result
in a 4% decrease in the value of the bond. A debt security’s maturity is typically determined on a stated final maturity
basis, although there are some exceptions to this rule.
Debt securities with longer maturities generally are more
susceptible to changes in value as a result of changes in
interest rates. The Fund may invest in debt securities of any duration or maturity.
Funding Future Capital Needs Risk
—  The net proceeds from
purchases of Shares may be used for the Fund’s investment
opportunities, operating expenses and for payment of
various fees and expenses such as the advisory fee. Any
working capital reserves the Fund maintains may not be
sufficient for investment purposes. If this is the case, the
Fund’s ability to acquire investments and to expand the
Fund’s operations will be adversely affected.
Hedging and Derivatives Risk
— Derivatives, a category
that includes options, futures and swaps, are financial
instruments whose value derives from another security,
an index, an interest rate or a currency. The Fund may use
derivatives, including futures and swaps, for hedging its
exposure to interest rate risk.
While hedging can guard against potential risks, using
derivatives adds to the Fund’s expenses and can eliminate
some opportunities for gains. There is also a risk that a
derivative intended as a hedge may not perform as expected.
Changes in the value of the derivative may not correlate as
intended with the underlying interest rate, and the Fund could lose much more than the original amount invested. Derivatives can be volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Interest Rate Risk
— Interest rate risk is the risk that prices
of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt
securities with longer durations or maturities tend to be
more sensitive to changes in interest rates than those with
shorter durations or maturities. Changes by the Federal
Reserve to monetary policies could affect interest rates and the value of some securities.
Debt securities in which the Fund may invest will have
varying maturities, which may be as long as 30 years. If

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

interest rates rise generally, rates of return on debt securities held by the Fund may become less attractive and the value of debt securities held by the Fund and the Fund’s Shares, may
decline. This risk tends to increase the longer the term of the debt security.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of
investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Limited Distribution Risk
— If the Distributor fails to market
the Fund and establish and maintain a network of selected
broker-dealers to sell the Shares, the Fund may not be able
to raise adequate proceeds through the Fund’s continuous
public offering to implement the Fund’s investment objective and strategies.
Liquidity Risk
— If there is decreased liquidity in the markets,
the Adviser may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on
performance.
Mortgage-Backed Securities Risk
— The Fund may invest
in mortgage-backed securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities (such
as securities issued by the Government National Mortgage
Association (“Ginnie Mae”), the Federal National Mortgage
Association (“Fannie Mae”), or the Federal Home Loan
Mortgage Corporation (“Freddie Mac”)). U.S. government
mortgage-backed securities are subject to market risk,
interest rate risk and credit risk. Mortgage-backed securities, such as those issued or guaranteed by Ginnie Mae or the U.S.
Treasury, that are backed by the full faith and credit of the
United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market
prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the
United States, circumstances could arise that would prevent
the payment of interest or principal. This would result in
losses to the Fund. Securities issued or guaranteed by U.S.
government-related organizations, such as Fannie Mae and
Freddie Mac, are not backed by the full faith and credit of the
U.S. government and no assurance can be given that the U.S.
government will provide financial support. Therefore, U.S.
government-related organizations may not have the funds to
meet their payment obligations in the future.
Mortgage-backed securities are sensitive to changes in the
repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower
than the holder of the mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must
continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Mortgage-backed securities are also subject to the risk of
delinquencies on mortgage loans underlying such securities.
An unexpectedly high rate of defaults on the mortgages
held by a mortgage pool may adversely affect the value of a
mortgage-backed security and could result in losses to the
Fund.
The Fund may enter into dollar rolls on mortgage-backed
securities to maintain liquid assets in connection with its
repurchase offers or to meet repurchase requests. Dollar rolls on mortgage-backed securities involve the risk that the market value of the securities subject to the Fund’s forward purchase commitment may decline below, or the market value of the
mortgage-backed securities subject to the Fund’s forward sale commitment may increase above, the exercise price of the
forward commitment.
Non-Diversification Risk
— Since the Fund is non-diversified,
it may invest a high percentage of its assets in a limited
number of issuers. When the Fund invests in a relatively
small number of issuers it may be more susceptible to risks
associated with a single economic, political or regulatory
occurrence than a more diversified portfolio might be. Since the Fund is non-diversified, its NAV per share and total
return may also fluctuate more or be subject to declines in
weaker markets than a diversified fund.
Reinvestment Risk
— Income from the Fund’s portfolio will
decline if and when the Fund invests the proceeds from
matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
Repurchase Offers Risk
— The Fund is a closed-end investment
company structured as an “interval fund” and is designed
for long-term investors. There is no secondary market for
the Shares and the Fund expects that no secondary market
will develop. In order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly
repurchase offers of its outstanding Shares at NAV per share, subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its
outstanding Shares, at NAV per share, pursuant to Rule 23c-3 under the 1940 Act. Repurchases generally will be funded
from available cash or sales of portfolio securities. However, if at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund's repurchase obligations, the Fund may, if necessary, sell investments.  The sale of
securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s
NAV per share. The Fund is also permitted to borrow up to
the maximum extent permitted under the 1940 Act to meet

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2020

such repurchase obligations. The Fund does not currently
intend to borrow to finance repurchases, although it may
invest in dollar rolls. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales
of portfolio securities, may increase the Fund’s portfolio
turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the
Fund will repurchase the Shares tendered on a pro rata
basis, and Shareholders will have to wait until the next
repurchase offer to make another repurchase request. As
a result, Shareholders may be unable to liquidate all or a
given percentage of their investment in the Fund during a
particular repurchase offer. A Shareholder may be subject
to market and other risks, and the NAV per share of Shares
tendered in a repurchase offer may decline between the
Repurchase Request Deadline and the date on which the NAV
per share for tendered Shares is determined. In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund
will be a taxable event for the Shareholders of repurchased
Shares, and potentially even for Shareholders that do not
participate in the repurchase offer.
Regulatory Changes and Regulatory Actions Risk
— Legal, tax
and regulatory changes could occur and may adversely affect
the Fund and its ability to pursue its investment strategies and/or increase costs of implementing such strategies.  Any
adverse regulatory action could impact the prices of the
securities the Fund owns.
Related Restrictions on Entering into Affiliated
Transactions  Risk
— The Fund is permitted to co-invest with
Affiliated Accounts in church loan transactions subject
to the conditions of the Co-Investment Order, applicable
regulatory limitations, the allocation policies of the Adviser and its affiliates, as applicable, and approval of the Trustees as required in the Co-Investment Order. Currently, the
only Affiliated Account is Thrivent Financial’s proprietary
account. The Fund can offer no assurance, however, that it
will be able to obtain such approvals or develop or access
opportunities that comply with such limitations. The Fund’s
co-investments transactions may give rise to conflicts of
interest or perceived conflicts of interest between the Fund and Thrivent Financial. See “Management of the Fund –
Conflicts of Interest” for more information.
Notwithstanding certain co-investment transactions
permitted under the Co-Investment Order referenced above,
entering into certain transactions that are deemed “joint”
transactions (for purposes of the 1940 Act and relevant
guidance from the SEC) may potentially lead to impermissible joint transactions within the meaning of the 1940 Act in the future. To avoid the potential of future joint transactions, the
Adviser may seek to avoid allocating an investment opportunity to the Fund that it would otherwise allocate, subject to the
Adviser’s and its affiliates’ then-current allocation policies and any applicable exemptive orders (including the Co-
Investment Order), and to the Adviser’s obligations to allocate opportunities in a fair and equitable manner.
Tax Risk and RIC-Related Risks of Investments Generating
Non-Cash Taxable Income
— The Fund has elected to be a
“regulated investment company” under the Internal Revenue
Code of 1986, as amended (“Code”) (“RIC”) and intends to
qualify each taxable year to be treated as such. In order to qualify for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for its taxable year from certain types of “qualifying income,”
and distribute to its Shareholders at least the sum of 90%
of its “investment company taxable income,” as that term
is defined in the Code (which include, among other things,
dividends, interest and the excess of any net short-term
capital gains over net long-term capital losses, as reduced
by certain deductible expenses) and 90% of its net exempt
interest income, if any.
The Fund's investment strategy will potentially be limited
by its intention to annually qualify for treatment as a RIC. An adverse determination or future guidance by the IRS might
affect the Fund’s ability to qualify for such treatment and result in adverse tax consequences for the Fund and Shareholders.

Thrivent Church Loan and Income Fund
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
CHURCH LOAN AND INCOME FUND
Class S Shares
Year Ended 3/31/2020 $ 10.25 $ 0.33 $ 0.39 $ 0.72 $ (0.35) $ (0.01)
Year Ended 3/31/2019
(c)
10.00 0.14 0.31 0.45 (0.20) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, September 28, 2018.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Church Loan and Income Fund
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses
**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.36) $ 10.61 7.11% $ 27.4 1.32% 2.71% 5.20% (1.17)% 447%
(0.20) 10.25 4.53% 10.8 1.50% 2.82% 12.57% (8.25)% 330%

Board of Trustees and Officers
The Board is responsible for the management and supervision of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. The following table provides information about the Trustees and officers of the Fund. Unless otherwise noted, the address for the Trustees and officers of the Fund is 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota
55402-3265. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by writing to Thrivent Church Loan and Income Fund, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota
55402-3265, calling 800-847-4836, or visiting the Fund’s website (ThriventIntervalFunds.com).
Interested Trustee (1)(2)(3)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2018
Senior Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President Mutual Funds,
Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from
2006 to 2015. Currently, Director of Children's Cancer Research Fund and Board member of Twin Bridge Capital
Partners; Director of Fairview Hospital Foundation until 2017.
Independent Trustees (2)(3)(4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Julie K. Braun
(1958)
2019
Partner and Chief Operating Officer of Castlelake , LP from 2005 to 2016; Director and Audit Committee Chair at
Pohlad Companies since 2019; Director of various closely-held investment partnerships and LLCs of Castlelake ,
LP.
Pastor Brian Fragodt
(1959)
2018
Senior Pastor, Trinity Lutheran Church since 2012, Long Lake, MN. Trustee, Gustavus Adolphus College from
2012 to 2015.
Jerry T. Golden
(1953)
2018
National Seminar Instructor, Ernst & Young Financial Services Program from 2014 to 2015. Independent Trustee of Scout Funds from 2015 to 2017.
Cecilia H. Herbert
(1949)
2019
Trustee of Stanford Health Care since 2016 and Finance Committee Chair since 2019; Trustee of WNET, a New
York public media company, since 2011; Member of the Archdiocese of San Francisco Finance Council since
1994. Independent Director/Trustee of iShares ETF Funds since 2005 and Board Chair since 2015; Independent
Trustee  and Nominating Committee Chair of Forward Funds from 2009 to 2015; Independent Trustee and
Nominating Committee Chair of Salient MF Trust and Salient FF Trust from 2015 to 2018.
George W. Morriss
(1947)
2018
Adjunct Professor, Columbia University School of International Policy and Affairs from 2012 to 2018. Independent
Director/Trustee of Neuberger Berman Mutual Funds since 2007, Closed End Fund Committee Chair since 2018, and Audit Committee Chair from 2010 to 2017; Independent Trustee and Audit Committee Chair, 1WS Credit
Income Fund since 2018; Independent Trustee and Audit Committee Chair of Steben Select Multi-Strategy and
Steben Alternative Investment Funds from 2013 to 2017.

Board of Trustees and Officers
Executive Officers (2)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee and President
Senior Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP,
President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and
Deputy General Counsel, Thrivent Financial from 2006 to 2015.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since 2017;
Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to 2017.
Michael W. Kremenak (1978)
Secretary and Chief Legal Officer
Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from
2013 to 2015.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer — Thrivent Funds, Thrivent Financial since
2018; Director, Chief Compliance Officer — Thrivent Funds, Thrivent Financial from
2010 to 2018.
Kathleen M. Koelling (1977)
Privacy Officer (5)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Vice President,
Managing Counsel, Thrivent Financial from 2016 to 2018; Privacy Officer, Thrivent
Financial since 2011; Anti-Money Laundering Officer, Thrivent Financial from 2011 to
2019; Senior Counsel, Thrivent Financial from 2002 to 2016.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since 2015;
Vice President, Marketing, American Century Investments from 2006 to 2015.
Monica L Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from 2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015.
John D. Jackson (1977)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC Global
Asset Management (US) Inc. from 2011 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1) “Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial.
(2) Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the Board until their successors are duly appointed and qualified.
(3) The Fund is part of a “Fund Complex,” which is comprised of the Fund, Thrivent Mutual Funds, Thrivent Series Fund, Inc., Thrivent
Cash Management Trust, and Thrivent Core Funds. Each Trustee, other than Mr. Royal, oversees 1 portfolio in the Fund Complex. Mr.
Royal oversees 61 portfolios.
(4) The Trustees, other than Mr. Royal, are not “interested persons” (as defined under the 1940 Act) of the Fund and are referred to as
“Independent Trustees".
(5) The address for this Officer is 4321 North Ballard Road, Appleton, WI.

23459SAR R5-20
4321 North Ballard Road, Appleton, WI 54919-0001
Thrivent Interval Funds is the marketing name for Thrivent Church Loan and Income Fund. The principal underwriter for the Thrivent
Church Loan and Income Fund is Thrivent Distributors, LLC, a registered broker/dealer, member of FINRA and SIPC, and a subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans.
We’re listening to you!
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Interval Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money.
If you purchased shares of Thrivent Interval Funds through Thrivent Financial:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton,
WI, 54919-0001, or call us at
800-847-4836
. We will begin to mail separate regulatory mailings within 30 days of receiving your request. If you wish to receive an additional copy of this shareholder report, or a prospectus for Thrivent Church Loan and Income Fund, call us at
800-847-4836
. These documents are also
available by visiting
ThriventIntervalFunds.com
.
If you purchased shares of Thrivent Interval Funds from a firm other than Thrivent Financial:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Church Loan and Income Fund, please contact your financial professional. This shareholder report is also available by visiting
ThriventIntervalFunds.com
.